UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22662

Investment Company Act File Number

Short Duration High Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Short Duration High Income Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 83.5%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 0.8%
TransDigm, Inc., 5.50%, 10/15/20	$500	$504,375

		$504,375

Air Transportation — 2.1%
American Airlines Group, Inc., 5.50%, 10/1/19(1)	$500	$520,937
American Airlines Group, Inc., 6.125%, 6/1/18	500	525,000
United Continental Holdings, Inc., 6.00%, 12/1/20	250	267,500

		$1,313,437

Automotive & Auto Parts — 5.3%
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	$250	$258,125
General Motors Financial Co., Inc., 3.10%, 1/15/19	1,000	1,012,903
IHO Verwaltungs GmbH, 4.125%, 9/15/21(1)(2)	1,000	1,008,950
Navistar International Corp., 8.25%, 11/1/21	300	304,500
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	750	784,312

		$3,368,790

Banks & Thrifts — 3.8%
Ally Financial, Inc., 4.25%, 4/15/21	$500	$506,250
Ally Financial, Inc., 8.00%, 12/31/18	750	821,250
CIT Group, Inc., 5.50%, 2/15/19(1)	1,000	1,054,580

		$2,382,080

Building Materials — 1.4%
FBM Finance, Inc., 8.25%, 8/15/21(1)	$285	$305,662
Gibraltar Industries, Inc., 6.25%, 2/1/21	45	46,519
USG Corp., 8.25%, 1/15/18	500	531,250

		$883,431

Cable/Satellite TV — 4.8%
Altice Financing SA, 6.50%, 1/15/22(1)	$250	$261,562
Cablevision Systems Corp., 8.00%, 4/15/20	500	553,850
Cablevision Systems Corp., 8.625%, 9/15/17	500	519,065
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)	375	386,250
DISH DBS Corp., 4.25%, 4/1/18	500	511,250
DISH DBS Corp., 5.125%, 5/1/20	750	772,500

		$3,004,477

Capital Goods — 0.4%
Cleaver-Brooks, Inc., 8.75%, 12/15/19(1)	$250	$261,875

		$261,875

Chemicals — 1.8%
Tronox Finance, LLC, 6.375%, 8/15/20	$80	$77,500
W.R. Grace & Co., 5.125%, 10/1/21(1)	1,000	1,051,250

		$1,128,750

Security	Principal Amount (000’s omitted)	Value
Consumer Products — 1.6%
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	$150	$150,750
HRG Group, Inc., 7.875%, 7/15/19	750	783,937
Revlon Consumer Products Corp., 5.75%, 2/15/21	55	55,481

		$990,168

Containers — 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.963%, 12/15/19(1)(3)	$119	$121,608
BWAY Holding Co., 9.125%, 8/15/21(1)	210	226,800

		$348,408

Diversified Financial Services — 8.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.75%, 5/15/17	$1,000	$1,003,712
Air Lease Corp., 5.625%, 4/1/17	750	756,562
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	218	225,630
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	1,000	1,017,500
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 3.50%, 3/15/17	250	250,025
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22(1)	1,000	1,010,000
Navient Corp., 4.625%, 9/25/17	250	253,125
Navient Corp., 8.00%, 3/25/20	500	538,125
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)(4)	290	297,613

		$5,352,292

Diversified Media — 1.3%
IAC/InterActiveCorp, 4.875%, 11/30/18	$798	$810,369

		$810,369

Energy — 9.5%
Antero Resources Corp., 5.375%, 11/1/21	$1,000	$1,028,750
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	170	179,562
Denbury Resources, Inc., 9.00%, 5/15/21(1)	100	109,750
Energy Transfer Equity, L.P., 7.50%, 10/15/20	250	280,625
Extraction Oil & Gas Holdings, LLC/Extraction Finance Corp., 7.875%, 7/15/21(1)	80	86,000
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	150	159,750
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	508	520,700
Permian Resources, LLC/AEPB Finance Corp., 7.381%, 8/1/19(1)(3)	500	430,000
Precision Drilling Corp., 6.50%, 12/15/21	15	15,488
Precision Drilling Corp., 6.625%, 11/15/20	299	306,055
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	250	271,875
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	500	533,125
Southwestern Energy Co., 7.50%, 2/1/18	99	103,703
Tervita Escrow Corp., 7.625%, 12/1/21(1)	345	358,800
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	545	581,106
Weatherford International, Ltd., 5.125%, 9/15/20	250	240,000
Whiting Petroleum Corp., 5.00%, 3/15/19	500	511,500
WPX Energy, Inc., 7.50%, 8/1/20	250	272,500

		$5,989,289

Entertainment/Film — 0.8%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/1/18(1)	$500	$506,875

		$506,875

Environmental — 1.6%
Clean Harbors, Inc., 5.125%, 6/1/21	$465	$477,299
GFL Environmental, Inc., 9.875%, 2/1/21(1)	500	546,250

		$1,023,549

Security	Principal Amount (000’s omitted)	Value
Food & Drug Retail — 1.6%
Safeway, Inc., 3.95%, 8/15/20	$330	$316,800
Safeway, Inc., 4.75%, 12/1/21	750	722,137

		$1,038,937

Food/Beverage/Tobacco — 1.1%
Dole Food Co., Inc., 7.25%, 5/1/19(1)	$250	$255,775
Nature’s Bounty Co. (The), 7.625%, 5/15/21(1)	400	420,000

		$675,775

Gaming — 3.6%
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	$30	$31,275
MGM Resorts International, 6.75%, 10/1/20	1,000	1,110,000
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	250	257,500
Station Casinos, LLC, 7.50%, 3/1/21	75	78,188
Studio City Co., Ltd., 7.25%, 11/30/21(1)	100	105,895
Sugarhouse HSP Gaming Property, L.P./Sugarhouse HSP Gaming Finance Corp., 6.375%, 6/1/21(1)	685	693,706

		$2,276,564

Health Care — 5.8%
Alere, Inc., 6.50%, 6/15/20	$260	$260,754
Alere, Inc., 7.25%, 7/1/18	900	910,687
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	101	101,326
HCA, Inc., 3.75%, 3/15/19	526	536,520
Kinetic Concepts, Inc./KCI USA, Inc., 9.625%, 10/1/21(1)	115	123,424
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	75	84,000
Mallinckrodt International Finance SA, 3.50%, 4/15/18	212	212,000
Tenet Healthcare Corp., 4.463%, 6/15/20(3)	1,000	1,017,500
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	50	53,750
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	360	356,850

		$3,656,811

Homebuilders/Real Estate — 0.8%
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	$500	$511,250

		$511,250

Insurance — 0.4%
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	$25	$25,250
USI, Inc., 7.75%, 1/15/21(1)	250	255,469

		$280,719

Leisure — 1.0%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$120	$123,300
NCL Corp., Ltd., 4.75%, 12/15/21(1)	495	499,950

		$623,250

Metals/Mining — 1.3%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$500	$513,750
SunCoke Energy, Inc., 7.625%, 8/1/19	115	114,698
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20	125	125,313
Teck Resources, Ltd., 8.00%, 6/1/21(1)	80	88,400

		$842,161

Paper — 0.8%
Mercer International, Inc., 7.00%, 12/1/19	$500	$518,750

		$518,750

Security	Principal Amount (000’s omitted)	Value
Publishing/Printing — 1.3%
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	$835	$797,425

		$797,425

Restaurants — 2.5%
NPC International, Inc./NPC Quality Burgers, Inc./NPC Operating Company B, Inc., 10.50%, 1/15/20	$750	$773,437
Yum! Brands, Inc., 3.875%, 11/1/20	750	773,438

		$1,546,875

Services — 4.6%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 3.681%, 12/1/17(3)	$925	$926,156
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	235	233,238
Hertz Corp. (The), 5.875%, 10/15/20	500	475,000
Laureate Education, Inc., 9.25%, 9/1/19(1)	720	755,100
ServiceMaster Co., LLC (The), 7.10%, 3/1/18	500	519,275

		$2,908,769

Steel — 0.1%
Allegheny Technologies, Inc., 5.95%, 1/15/21	$35	$34,650
United States Steel Corp., 8.375%, 7/1/21(1)	55	61,188

		$95,838

Super Retail — 1.6%
Hot Topic, Inc., 9.25%, 6/15/21(1)	$750	$791,250
L Brands, Inc., 6.625%, 4/1/21	29	31,973
Murphy Oil USA, Inc., 6.00%, 8/15/23	150	157,875

		$981,098

Technology — 4.5%
Avaya, Inc., 9.00%, 4/1/19(1)(5)	$250	$202,500
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, 6/15/21(1)	25	26,119
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/21(1)	500	527,581
Infor (US), Inc., 5.75%, 8/15/20(1)	133	138,819
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	395	407,838
NXP B.V./NXP Funding, LLC, 3.75%, 6/1/18(1)	1,000	1,020,000
Seagate HDD Cayman, 7.00%, 11/1/21	500	515,688

		$2,838,545

Telecommunications — 6.7%
Hughes Satellite Systems Corp., 6.50%, 6/15/19	$225	$242,719
Intelsat Luxembourg SA, 6.75%, 6/1/18	400	344,000
Level 3 Financing, Inc., 4.762%, 1/15/18(3)	750	751,406
Sprint Communications, Inc., 7.00%, 8/15/20	500	536,250
Sprint Communications, Inc., 8.375%, 8/15/17	250	258,125
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,175	1,289,563
T-Mobile USA, Inc., 5.25%, 9/1/18	275	279,276
T-Mobile USA, Inc., 6.464%, 4/28/19	500	508,375

		$4,209,714

Utilities — 1.6%
AES Corp. (The), 3.931%, 6/1/19(3)	$490	$491,838
Dynegy, Inc., 6.75%, 11/1/19	510	525,937

		$1,017,775

Total Corporate Bonds & Notes (identified cost $52,146,073)		$52,688,421

Senior Floating-Rate Loans — 9.5%(6)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.4%
American Tire Distributors Holdings, Inc., Term Loan, 5.25%, Maturing 9/1/21	$249	$247,868

		$247,868

Energy — 0.4%
Chesapeake Energy Corporation, Term Loan, 8.50%, Maturing 8/23/21	$240	$263,025

		$263,025

Food & Drug Retail — 0.1%
Albertsons, LLC, Term Loan, 3.778%, Maturing 8/22/21	$88	$88,434

		$88,434

Gaming — 1.6%
GLP Financing, LLC, Term Loan, 2.523%, Maturing 4/29/21	$1,000	$986,250

		$986,250

Restaurants — 0.8%
NPC International, Inc., Term Loan, 4.75%, Maturing 12/28/18	$488	$490,090

		$490,090

Services — 2.1%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$215	$211,103
AlixPartners, LLP, Term Loan, 4.00%, Maturing 7/28/22	104	104,718
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	250	251,812
Laureate Education, Inc., Term Loan, 8.509%, Maturing 3/17/21	777	785,768

		$1,353,401

Super Retail — 0.5%
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	$324	$323,408

		$323,408

Technology — 1.2%
EIG Investors Corp., Term Loan, 6.48%, Maturing 11/9/19	$743	$745,261

		$745,261

Telecommunications — 2.4%
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	$1,350	$1,367,719
Lonestar Intermediate Super Holdings, LLC, Term Loan, 10.00%, (10.00% Cash, 0.00% PIK), Maturing 8/31/21	140	146,066

		$1,513,785

Total Senior Floating-Rate Loans (identified cost $5,870,567)		$6,011,522

Convertible Bonds — 1.8%

Security	Principal Amount (000’s omitted)	Value
Utilities — 1.8%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$320	$313,400
NRG Yield, Inc., 3.50%, 2/1/19(1)	695	702,818
Pattern Energy Group, Inc., 4.00%, 7/15/20	90	91,069

		$1,107,287

Total Convertible Bonds (identified cost $1,038,625)		$1,107,287

Commercial Mortgage-Backed Securities — 1.6%

Security	Principal Amount (000’s omitted)	Value
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	$1,000	$1,002,557

		$1,002,557

Total Commercial Mortgage-Backed Securities (identified cost $989,137)		$1,002,557

Short-Term Investments — 2.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(7)	1,630,023	$1,630,186

		$1,630,186

Total Short-Term Investments (identified cost $1,630,176)		$1,630,186

Total Investments — 99.0% (identified cost $61,674,578)		$62,439,973

Other Assets, Less Liabilities — 1.0%		$619,273

Net Assets — 100.0%		$63,059,246

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $23,721,806 or 37.6% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(4)	When-issued security.

(5)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $2,558.

Abbreviations:

PIK	-	Payment In Kind

The Portfolio did not have any open financial instruments at January 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,707,727

Gross unrealized appreciation	$1,087,112
Gross unrealized depreciation	(354,866)

Net unrealized appreciation	$732,246

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$52,688,421	$—	$52,688,421
Senior Floating-Rate Loans	—	6,011,522	—	6,011,522
Convertible Bonds	—	1,107,287	—	1,107,287
Commercial Mortgage-Backed Securities	—	1,002,557	—	1,002,557
Short-Term Investments	—	1,630,186	—	1,630,186
Total Investments	$—	$62,439,973	$—	$62,439,973

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short Duration High Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017